Schedule of Supplemental Information Related To Leases (Details) - Previously Reported [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Operating lease - right-of-use assets	$ 95,000	$ 3,926,000
Liabilities
Current portion of operating leases	92,000	84,000
Operating lease liabilities, net of current portion		$ 3,925,000